Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)	[1]
Current
Trade receivables, gross	$ 65,557	¥ 438,586	¥ 255,879
Less: expected credit losses	(4,572)	(30,586)	(43,775)
Net trade receivables	60,985	408,000	212,104
Bill receivables	1,043,498	6,981,106	6,819,440
Total (Note 7.2, Note 35)	1,104,483	7,389,106	7,031,544
Current receivables from associates and joint ventures (trade)	26	174	13,180
Current receivables from associates and joint ventures (non-trade)	8,431	56,405	49
Current receivables from related parties (trade)	4,888	32,702	29,573
Current receivables from related parties (non-trade)	322	2,156	7,703
Staff advances	824	5,513	5,107
Interest receivables	1,229	8,220	4,345
Bills receivable in transit	1,323	8,850	32,013
Retention sums			30,000
Others	3,506	23,456	10,705
Loans and receivables (Note 35)	20,549	137,476	132,675
Tax recoverable	20,974	140,316	177,819
Prepayments	17,696	118,389	73,896
Net other receivables	59,219	396,181	384,390
Total trade and other receivables	1,163,702	7,785,287	7,415,934	[1]	¥ 7,493,621
Non-current
Contract assets	6,642	44,434
Other receivables (Note 35):
Other receivables - associates and joint ventures (non-trade)			620
Total trade and other receivables	$ 6,642	¥ 44,434	¥ 620

[1]	Restated